LOANS, NET (Details Textual) - PEN (S/) S/ in Millions	Dec. 31, 2018	Jan. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of Loans, Net [Line Items]
Allowance For Direct Loans	S/ 4,952.4		S/ 4,500.5	S/ 4,207.1
Allowance For Indirect Loans	362.1		S/ 442.5	S/ 209.6
Movement in Direct Loans	109,960.6	S/ 99,764.9
Movement in InDirect Loans	20,774.3	19,369.6
Movement in Gross Loans Bankers Acceptance	S/ 968.0	S/ 532.0